Schedule of Future Minimum Lease Payments Under Non-Cancellable Lease (Details) - USD ($)	Oct. 31, 2022	Oct. 17, 2022	Aug. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Leases
2023 – the remainder of the fiscal year	$ 1,054,361
2023				1,585,224
2024	1,350,056			1,539,142
2025	1,390,558			1,516,126
2026	1,432,274			1,533,882
2027	240,688			240,688
Total minimum lease payments	5,467,937			6,415,062
Less: Imputed interest	(975,470)			(1,176,855)
Total	$ 4,492,467	$ 363,000	$ 120,000	$ 5,238,207	$ 6,083,690